UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13 F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                Clarium Capital Management LLC
Address:                             1 Letterman Drive, Building C, Suite 400
                                     San Francisco, CA 94129


Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                                 Peter Thiel
Title:                                President
Phone:                                (415) 248-5140

Signature, Place, and Date of Signing:

      /s/ Peter Thiel              May 14, 2008       San Francisco, California
   ----------------------      -------------------    -------------------------
        [Signature]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


       Form 13F File Number               Name

       28-11772                           Clarium Capital Management LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                            35

Form 13F Information Table Value Total:                       $76,764
                                                          (thousands)


List of Other Included Managers:                          NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE
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        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

ALABAMA AIRCRAFT IND INC      COM              01023E100         1,208         413,760       SH
AMERICAN EXPRESS CO           COM              025816109         5,246         120,000       SH
ANHEUSER BUSCH COS INC        COM              035229103           949          20,000       SH
BURLINGTON NORTHN SANTA FE C  COM              12189T104         6,917          75,000       SH
CABOT OIL & GAS CORP          COM              127097103           240           4,716       SH
CISCO SYS INC                 COM              17275R102           395          16,386       SH
COLGATE PALMOLIVE CO          COM              194162103           200           2,573       SH
CVS CAREMARK CORPORATION      COM              126650100           217           5,363       SH
FOSTER WHEELER LTD            SHS NEW          G36535139         2,021          35,700       SH
FRONTIER OIL CORP             COM              35914P105           217           7,946       SH
GENERAL DYNAMICS CORP         COM              369550108         2,501          30,000       SH
GENERAL MTRS CORP             COM              370442105         1,011          53,050       SH
HEWLETT PACKARD CO            COM              428236103        12,671         277,499       SH
HEINZ H J CO                  COM              423074103           705          15,000       SH
ISHARES INC                   MSCI TAIWAN      464286731           701          44,250       SH
LEGGETT & PLATT INC           COM              524660107           814          53,369       SH
LOCKHEED MARTIN CORP          COM              539830109         2,979          30,000       SH
LOWES COS INC                 COM              548661107         5,462         238,095       SH
MCDONALDS CORP                COM              580135101         8,031         144,000       SH
MCGRAW HILL COS INC           COM              580645109           259           7,000       SH
MYLAN INC                     COM              628530107           479          41,284       SH
NEWS CORP                     CL B             65248E203         1,668          87,599       SH
NUCOR CORP                    COM              670346105           276           4,080       SH
OCCIDENTAL PETE CORP DEL      COM              674599105         1,273          17,400       SH
ONEOK INC NEW                 COM              682680103           357           8,000       SH
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD   73936B408           328           9,000       SH
PROCTOR & GAMBLE CO           COM              742718109         9,606         137,089       SH
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103         3,991         121,299       SH
SCHERING PLOUGH CORP          COM              806605101         1,441         100,000       SH
SOTHEBYS                      COM              835898107           723          25,000       SH
UNITED TECHNOLOGIES CORP      COM              913017109         1,721          25,000       SH
VIROPHARMA INC                COM              928241108           363          40,600       SH
WAL MART STORES INC           COM              931142103           252           4,779       SH
WESTERN REFNG INC             COM              959319104           141          10,468       SH
ZIMMER HLDGS INC              COM              98956P102         1,401          18,000       SH




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


        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------

ALABAMA AIRCRAFT IND INC             SOLE                         413,760       0        0
AMERICAN EXPRESS CO                  SOLE                         120,000       0        0
ANHEUSER BUSCH COS INC               SOLE                          20,000       0        0
BURLINGTON NORTHN SANTA FE C         SOLE                          75,000       0        0
CABOT OIL & GAS CORP                 SOLE                           4,716       0        0
CISCO SYS INC                        SOLE                          16,386       0        0
COLGATE PALMOLIVE CO                 SOLE                           2,573       0        0
CVS CAREMARK CORPORATION             SOLE                           5,363       0        0
FOSTER WHEELER LTD                   SOLE                          35,700       0        0
FRONTIER OIL CORP                    SOLE                           7,946       0        0
GENERAL DYNAMICS CORP                SOLE                          30,000       0        0
GENERAL MTRS CORP                    SOLE                          53,050       0        0
HEWLETT PACKARD CO                   SOLE                         277,499       0        0
HEINZ H J CO                         SOLE                          15,000       0        0
ISHARES INC                          SOLE                          44,250       0        0
LEGGETT & PLATT INC                  SOLE                          53,369       0        0
LOCKHEED MARTIN CORP                 SOLE                          30,000       0        0
LOWES COS INC                        SOLE                         238,095       0        0
MCDONALDS CORP                       SOLE                         144,000       0        0
MCGRAW HILL COS INC                  SOLE                           7,000       0        0
MYLAN INC                            SOLE                          41,284       0        0
NEWS CORP                            SOLE                          87,599       0        0
NUCOR CORP                           SOLE                           4,080       0        0
OCCIDENTAL PETE CORP DEL             SOLE                          17,400       0        0
ONEOK INC NEW                        SOLE                           8,000       0        0
POWERSHS DB MULTI SECT COMM          SOLE                           9,000       0        0
PROCTOR & GAMBLE CO                  SOLE                         137,089       0        0
ROYAL CARIBBEAN CRUISES LTD          SOLE                         121,299       0        0
SCHERING PLOUGH CORP                 SOLE                         100,000       0        0
SOTHEBYS                             SOLE                          25,000       0        0
UNITED TECHNOLOGIES CORP             SOLE                          25,000       0        0
VIROPHARMA INC                       SOLE                          40,600       0        0
WAL MART STORES INC                  SOLE                           4,779       0        0
WESTERN REFNG INC                    SOLE                          10,468       0        0
ZIMMER HLDGS INC                     SOLE                          18,000       0        0



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